Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated June 30, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares U.S. Fixed Income Balanced Risk Systematic ETF (FIBR) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around September 2, 2025:

	Current	New

Fund Name	iShares U.S. Fixed Income Balanced Risk Systematic ETF	iShares Systematic Bond ETF

Ticker	FIBR	SYSB

Underlying Index	Bloomberg U.S. Fixed Income Balanced Risk Index	BlackRock Universal Systematic Bond Index

Investment Objective	The iShares U.S. Fixed Income Balanced Risk Systematic ETF seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk.	The iShares Systematic Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high yield.
•	In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first four paragraphs will be deleted in their entirety and replaced with the following:
The Fund seeks to track the BlackRock Universal Systematic Bond Index (the “Underlying Index”), which allocates across four components: U.S. Treasury securities, U.S. dollar-denominated mortgage-backed securities (“MBS”), and U.S. dollar-denominated investment-grade and high-yield corporate bonds (collectively, the “Underlying Index Components”). The allocations are determined relative to a broader starting universe based on factors including the prevailing economic regime and the prevailing interest rate environment (both described in more detail below), as determined by BlackRock Index Services, LLC (the “Index Provider”).
The Index Provider begins with a starting universe composed of the Underlying Index Components as well as the following U.S. dollar-denominated instruments, each of which must meet certain eligibility requirements: U.S. agencies, investment-grade foreign government-related bonds, investment-grade Eurodollar bonds, and investment-grade 144A bonds (the “Starting Universe”).
The first step in constructing the Underlying Index is to assign a 12.5% overweight to high-yield corporate bonds relative to the Starting Universe (where the components are market value-weighted). This is achieved by taking a pro rata share from the weight of the U.S. Treasuries and MBS components.
The Index Provider then increases or decreases the weight of the high-yield corporate bond component based on its assessment of the prevailing economic regime. The weight adjustment is achieved by taking a pro rata share from, or giving pro rata to, the weight of the following components: U.S. agencies, MBS and investment-grade corporate bonds, foreign government-related bonds, Eurodollar bonds, and 144A bonds. The economic regime assessment uses prices and option-adjusted spreads from the high-yield market to determine whether there is a risk‑on or risk‑off environment. Depending on the intensity of the risk environment, the risk‑on weight adjustment is either +2% or +4%, and the risk‑off weight adjustment is either ‑2% or ‑4%.
The next step is to perform two substitutions where the aggregate weight of the securities being introduced to the Underlying Index matches the aggregate weight of the respective component(s) being replaced. The U.S. agencies, investment-grade corporate bonds, investment-grade foreign government-related bonds, investment-grade Eurodollar bonds and investment-grade 144A bonds from the Starting Universe are replaced solely with investment-grade corporate bonds within a 1-10 year maturity band that have passed a credit quality screen and have a tilt toward credit value, as described below. The bonds within the high-yield corporate bond component of the Starting Universe are replaced with high-yield corporate bonds that have passed a credit quality screen and tilt toward credit value.
The credit quality screen is based on probability of default, which is an issuer-level measure that the Index Provider primarily determines based on a company’s financial health, industry characteristics, and the market environment. Corporate issuers are grouped according to customized credit ratings, and within each group, bonds from issuers with the highest probability of default are removed. Securities without an estimated probability of default (e.g., private issuers) or with insufficient, incomplete, or stale market data also are removed.
The tilt towards credit value is achieved by using an optimization approach to increase the weight of corporate bonds with higher default-adjusted spreads. The default-adjusted spread seeks to reflect the yield of a bond, taking into account its potential for default and the expected recovery rate in case of default. The optimization approach also includes constraints in an effort to cap turnover, limit issuer concentration, avoid less liquid bonds and maintain overall risk exposures generally in line with a broader corporate bond component.
Finally, the Index Provider classifies the prevailing interest rate environment as either “falling rates” or “rising rates” to set the target duration for the Underlying Index. During periods of falling (rising) interest rates, the Underlying Index’s target duration will be 10% greater (less) than the duration of the Starting Universe. The target duration is achieved by optimizing the U.S. Treasuries component while tilting toward bonds that the Index Provider deems to be undervalued and minimizing transaction costs.
The Underlying Index is rebalanced monthly. Interest and principal payments earned by index constituents are held as cash in the Underlying Index until month‑end. The cash is removed from the Underlying Index at the rebalance and reinvested pro rata across the entire index.
As of May 30, 2025, approximately 92% of the Underlying Index consisted of issuers organized or located in the United States, and there were 1,212 issues in the Underlying Index from issuers in 11 countries or regions. The Underlying Index may include large-, mid‑ or small-capitalization issuers. As of May 30, 2025, a significant portion of the Underlying Index is invested in bonds of issuers in the financials industry or sector, MBS, and investment-grade corporate bonds. The components of the Underlying Index are likely to change over time.
•	The last paragraph of the Principal Investment Strategies section will be replaced with the following:
The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BlackRock Fund Advisors, the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
•
The following disclosures will be removed from the Fund’s Summary Prospectus and Prospectus: Balancing Risk Exposure Strategy Risk, Derivatives Risk, Hedging Risk, Privately Issued Securities Risk, Risk of Investing in China, Risk of Investing in the China Bond Market, and U.S. Government Issuers Risk.

•	Jasmita Mohan will be added as a Portfolio Manager for the Fund and will be added to the applicable sections of the Fund’s Summary Prospectus, Prospectus, and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Fixed Income Balanced Risk Systematic ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated June 30, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares U.S. Fixed Income Balanced Risk Systematic ETF (FIBR) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around September 2, 2025:

	Current	New

Fund Name	iShares U.S. Fixed Income Balanced Risk Systematic ETF	iShares Systematic Bond ETF

Ticker	FIBR	SYSB

Underlying Index	Bloomberg U.S. Fixed Income Balanced Risk Index	BlackRock Universal Systematic Bond Index

Investment Objective	The iShares U.S. Fixed Income Balanced Risk Systematic ETF seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk.	The iShares Systematic Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high yield.
•	In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first four paragraphs will be deleted in their entirety and replaced with the following:
The Fund seeks to track the BlackRock Universal Systematic Bond Index (the “Underlying Index”), which allocates across four components: U.S. Treasury securities, U.S. dollar-denominated mortgage-backed securities (“MBS”), and U.S. dollar-denominated investment-grade and high-yield corporate bonds (collectively, the “Underlying Index Components”). The allocations are determined relative to a broader starting universe based on factors including the prevailing economic regime and the prevailing interest rate environment (both described in more detail below), as determined by BlackRock Index Services, LLC (the “Index Provider”).
The Index Provider begins with a starting universe composed of the Underlying Index Components as well as the following U.S. dollar-denominated instruments, each of which must meet certain eligibility requirements: U.S. agencies, investment-grade foreign government-related bonds, investment-grade Eurodollar bonds, and investment-grade 144A bonds (the “Starting Universe”).
The first step in constructing the Underlying Index is to assign a 12.5% overweight to high-yield corporate bonds relative to the Starting Universe (where the components are market value-weighted). This is achieved by taking a pro rata share from the weight of the U.S. Treasuries and MBS components.
The Index Provider then increases or decreases the weight of the high-yield corporate bond component based on its assessment of the prevailing economic regime. The weight adjustment is achieved by taking a pro rata share from, or giving pro rata to, the weight of the following components: U.S. agencies, MBS and investment-grade corporate bonds, foreign government-related bonds, Eurodollar bonds, and 144A bonds. The economic regime assessment uses prices and option-adjusted spreads from the high-yield market to determine whether there is a risk‑on or risk‑off environment. Depending on the intensity of the risk environment, the risk‑on weight adjustment is either +2% or +4%, and the risk‑off weight adjustment is either ‑2% or ‑4%.
The next step is to perform two substitutions where the aggregate weight of the securities being introduced to the Underlying Index matches the aggregate weight of the respective component(s) being replaced. The U.S. agencies, investment-grade corporate bonds, investment-grade foreign government-related bonds, investment-grade Eurodollar bonds and investment-grade 144A bonds from the Starting Universe are replaced solely with investment-grade corporate bonds within a 1-10 year maturity band that have passed a credit quality screen and have a tilt toward credit value, as described below. The bonds within the high-yield corporate bond component of the Starting Universe are replaced with high-yield corporate bonds that have passed a credit quality screen and tilt toward credit value.
The credit quality screen is based on probability of default, which is an issuer-level measure that the Index Provider primarily determines based on a company’s financial health, industry characteristics, and the market environment. Corporate issuers are grouped according to customized credit ratings, and within each group, bonds from issuers with the highest probability of default are removed. Securities without an estimated probability of default (e.g., private issuers) or with insufficient, incomplete, or stale market data also are removed.
The tilt towards credit value is achieved by using an optimization approach to increase the weight of corporate bonds with higher default-adjusted spreads. The default-adjusted spread seeks to reflect the yield of a bond, taking into account its potential for default and the expected recovery rate in case of default. The optimization approach also includes constraints in an effort to cap turnover, limit issuer concentration, avoid less liquid bonds and maintain overall risk exposures generally in line with a broader corporate bond component.
Finally, the Index Provider classifies the prevailing interest rate environment as either “falling rates” or “rising rates” to set the target duration for the Underlying Index. During periods of falling (rising) interest rates, the Underlying Index’s target duration will be 10% greater (less) than the duration of the Starting Universe. The target duration is achieved by optimizing the U.S. Treasuries component while tilting toward bonds that the Index Provider deems to be undervalued and minimizing transaction costs.
The Underlying Index is rebalanced monthly. Interest and principal payments earned by index constituents are held as cash in the Underlying Index until month‑end. The cash is removed from the Underlying Index at the rebalance and reinvested pro rata across the entire index.
As of May 30, 2025, approximately 92% of the Underlying Index consisted of issuers organized or located in the United States, and there were 1,212 issues in the Underlying Index from issuers in 11 countries or regions. The Underlying Index may include large-, mid‑ or small-capitalization issuers. As of May 30, 2025, a significant portion of the Underlying Index is invested in bonds of issuers in the financials industry or sector, MBS, and investment-grade corporate bonds. The components of the Underlying Index are likely to change over time.
•	The last paragraph of the Principal Investment Strategies section will be replaced with the following:
The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BlackRock Fund Advisors, the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
•
The following disclosures will be removed from the Fund’s Summary Prospectus and Prospectus: Balancing Risk Exposure Strategy Risk, Derivatives Risk, Hedging Risk, Privately Issued Securities Risk, Risk of Investing in China, Risk of Investing in the China Bond Market, and U.S. Government Issuers Risk.

•	Jasmita Mohan will be added as a Portfolio Manager for the Fund and will be added to the applicable sections of the Fund’s Summary Prospectus, Prospectus, and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.